13F-HR

6/30/03

0001103804
$o6ykotk

NONE
1

Carl Casler
212-672-7039

ccasler@vikinggloba.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
                New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  June 30, 2003

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total: 1,602,867

Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	SOLE		NONE
00339B107	6209	594200	SH		SOLE		594200
013904305	14490	1619000	SH		SOLE		1619000
02209S103	9964	219300	SH		SOLE		219300
001669100	2437	213100	SH		SOLE		213100
040228108	1685	80600	SH		SOLE		80600
N07059111	7445	778000	SH		SOLE		778000
046265104	18486	661900	SH		SOLE		661900
060505104	55423	701300	SH		SOLE		701300
084670108	102732	1417	SH		SOLE		1417
09061G101	1708	175000	SH		SOLE		175000
090945106	7838	162700	SH		SOLE		162700
110122108	43437	1599900	SH		SOLE		1599900
143130102	46363	1537764	SH		SOLE		1537764
12512N105	44366	968500	SH		SOLE		968500
170388102	1574	45600	SH		SOLE		45600
171779101	11099	2147000	SH		SOLE		2147000
184502102	5781	136400	SH		SOLE		136400
206197105	11254	764600	SH		SOLE		764600
208192104	3670	244700	SH		SOLE		244700
225447101	5908	363600	SH		SOLE		363600
229678107	2754	255000	SH		SOLE		255000
24702R101	25105	788500	SH		SOLE		788500
256669102	13859	759000	SH		SOLE		759000
256747106	1150	36200	SH		SOLE		36200
262241102	666	114100	SH		SOLE		114100
278642103	92695	891300	SH		SOLE		891300
G3223R108	30722	401600	SH		SOLE		401600
31410H101	7443	202000	SH		SOLE		202000
313400301	44464	875800	SH		SOLE		875800
368706107	150	100000	SH		SOLE		100000
38141G104	13923	166250	SH		SOLE		166250
416515104	17681	351100	SH		SOLE		351100
418056107	11155	637800	SH		SOLE		637800
444903108	10575	836000	SH		SOLE		836000
459902102	27874	272400	SH		SOLE		272400
458140100	18604	894000	SH		SOLE		894000
460335201	1975	50000	SH		SOLE		50000
464330109	1602	300000	SH		SOLE		300000
41014S106	70190	2284100	SH		SOLE		2284100
499040103	17508	254000	SH		SOLE		254000
50075N104	23045	708000	SH		SOLE		708000
529771107	107831	1523690	SH		SOLE		1523690
530718105	42965	3716720	SH		SOLE		3716720
540424207	12789	473700	SH		SOLE		473700
562567107	31850	1000000	SH		SOLE		1000000
591610100	12211	983200	SH		SOLE		983200
552848103	317	6800	SH		SOLE		6800
599902103	29377	1867600	SH		SOLE		1867600
608190104	3609	65000	SH		SOLE		65000
617446448	34152	798900	SH		SOLE		798900
652903105	898	215400	SH		SOLE		215400
654902204	22837	1390000	SH		SOLE		1390000
656531605	3686	75000	SH		SOLE		75000
689899102	8993	230600	SH		SOLE		230600
696642206	817	50899	SH		SOLE		50899
713755106	1128	30500	SH		SOLE		30500
717081103	123827	3626000	SH		SOLE		3626000
758766109	25572	1084500	SH		SOLE		1084500
78387G103	45990	1800000	SH		SOLE		1800000
82481R106	7317	370500	SH		SOLE		370500
871607107	36191	584400	SH		SOLE		584400
878237106	11128	416000	SH		SOLE		416000
902124106	1897	100000	SH		SOLE		100000
908906100	1030	24900	SH		SOLE		24900
902911106	5016	143200	SH		SOLE		143200
922390208	1346	260000	SH		SOLE		260000
92532F100	14194	970200	SH		SOLE		970200
926471103	582	41000	SH		SOLE		41000
92857W100	11188	569400	SH		SOLE		569400
G84922106	23269	1038800	SH		SOLE		1038800
949746101	4087	81100	SH		SOLE		81100
G96655108	133430	4339200	SH		SOLE		4339200
98956P102	8334	185000	SH		SOLE		185000




S REPORT SUMMARY 73 DATA RECORDS 1,602,867
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.